Annual Fund Operating Expenses - Prospectus #1	Sep. 30, 2021
Calvert High Yield Bond Fund | Class A
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.01%
Calvert High Yield Bond Fund | Class C
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.76%
Calvert High Yield Bond Fund | Class I
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.76%
Calvert High Yield Bond Fund | Class R6
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.69%
Calvert Income Fund | Class A
Operating Expenses:
Management Fees	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.92%
Calvert Income Fund | Class C
Operating Expenses:
Management Fees	0.52%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.67%
Calvert Income Fund | Class I
Operating Expenses:
Management Fees	0.52%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.67%
Calvert Core Bond Fund | Class A
Operating Expenses:
Management Fees	0.42%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.93%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.19%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.74%
Calvert Core Bond Fund | Class I
Operating Expenses:
Management Fees	0.42%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.68%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.19%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.49%
Calvert Short Duration Income Fund | Class A
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.76%
Calvert Short Duration Income Fund | Class C
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.51%
Calvert Short Duration Income Fund | Class I
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.51%
Calvert Short Duration Income Fund | Class R6
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.45%

[1]	Management fees have been restated to reflect the current contractual investment advisory fee rate rather than the investment advisory fees paid during the last fiscal year.
[2]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.74% for Class A shares and 0.49% for Class I shares. This expense reimbursement will continue through January 31, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.